Condensed Consolidated Interim Balance Sheet - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 3,020,000	$ 4,909,000	$ 658,000	$ 1,535,000
Subscriptions receivable				103,000
Prepaid expenses, taxes and other receivables		258,000	414,000	311,000	660,000
Clinical trial deposit		205,000	205,000	114,000	1,075,000
Total current assets		3,483,000	5,528,000	1,186,000	3,270,000
Property and equipment, net		657,000	674,000	699,000	709,000
Total assets		4,140,000	6,202,000	1,885,000	3,979,000
Current liabilities
Accounts payable and accrued liabilities		2,207,000	2,207,000	1,722,000	2,784,000
Related party payables		50,000	52,000		298,000
Total current liabilities		2,257,000	2,259,000	1,870,000	3,082,000
Milestone payment liability		188,000	186,000	179,000	166,000
Total liabilities		2,445,000	2,445,000	2,049,000	3,248,000
Stockholders' equity
Common stock		2,000	2,000	10,000	2,000
Additional paid-in capital		163,445,000	153,358,000	145,090,000	141,438,000
Accumulated deficit		(162,052,000)	(159,876,000)	(155,537,000)	(151,375,000)
Accumulated other comprehensive income		21,000	21,000	21,000	21,000
Total stockholders' equity		1,695,000	3,757,000	(164,000)	731,000
Commitments and Contingencies
Total liabilities and stockholders' equity		4,140,000	6,202,000	1,885,000	3,979,000
Previously Reported [Member]
Stockholders' equity
Common stock			55,000
Additional paid-in capital			153,305,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Current assets
Cash and cash equivalents	$ 12,657,178			3,665,032
Clinical trial deposit	204,955			0
Deposits, planned business acquisition (note 1)	5,994,503
Other current assets	958,708			493,769
Total current assets	19,610,389			4,158,801
Property and equipment, net	123,366			182,170
Operating right-of-use assets	199,160			20,820
Other noncurrent assets	33,769			0
Total assets	19,966,684			4,361,791
Current liabilities
Accounts payable and accrued liabilities	5,170,166			3,438,559
Total current liabilities	5,330,010			3,596,379
Derivative Liability				137,000
Lease liabilities, current	159,844			20,820
Convertible notes payable, net				2,324,158
Lease liability, long term	42,698
Total liabilities	5,372,708			5,920,537
Stockholders' equity
Common stock	42,324			12,168
Additional paid-in capital	125,397,691			86,887,170
Accumulated deficit	(111,124,569)			(88,474,997)
Total stockholders' equity	14,593,976			(1,558,746)
Total liabilities and stockholders' equity	19,966,684			4,361,791
Related Party [Member]
Current liabilities
Related party payables		50,000	52,000	148,000	298,000
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock		279,000	279,000	279,000	279,000
Preferred Stock Series A [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Stockholders' equity
Preferred stock	$ 278,530
Preferred Stock Series C [Member]
Stockholders' equity
Preferred stock		$ 13,000	$ 9,973,000	9,973,000	$ 10,366,000
Preferred Stock Series A, A 1, and B [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Stockholders' equity
Preferred stock				$ 16,913